LOAN FACILITY (Details) $ in Thousands, $ in Millions	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2016 USD ($)	Apr. 30, 2015 USD ($)
Borrowings [Line Items]
Total outstanding principal on loan facility	$ 0	$ 425,903	$ 332	$ 357
Less: current portion of loan facilty	0	33,287
Non-current loan facility	0	$ 392,616
Loans Facility [Member]
Borrowings [Line Items]
Total outstanding principal on loan facility	445,776
Less: unamortized deferred financing	19,873
Total Loan Facility	425,903
Less: current portion of loan facilty	33,287
Non-current loan facility	$ 392,616